OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 4. OTHER CURRENT ASSETS

Other current assets are comprised of amounts paid for direct parts and materials which had not been installed on jobs in progress. As of December 31, 2023, and December 31, 2022, amounts of nil and $21,086, respectively, were awaiting to be installed on jobs in progress.

	December 31,	December 31,
	2023	2022

Deferred cost of goods sold	$-	$21,086
Deferred cost of goods sold, net balance	$-	$21,086
Total	$-	$21,086